Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
19.	Quarterly Financial Information (unaudited)

	2012
(Dollars in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net interest income	$811	$746	$819	$832
Less: provisions for loan losses	253	243	270	314

Net interest income after provisions for loan losses	558	503	549	518
Gains (losses) on derivative and hedging activities, net	(372)	6	(233)	(28)
Other income	238	176	202	256
Operating expenses	236	216	220	226
Goodwill and acquired intangible assets amortization expense	5	5	5	14
Restructuring and other reorganization expenses	4	3	2	1
Income tax expense	68	169	104	157

Net income from continuing operations	111	292	187	348
Income (loss) from discontinued operations, net of taxes	—	(1)	—	—

Net income	111	291	187	348
Less: net loss attributable to noncontrolling interest	(1)	(1)	(1)	—

Net income attributable to SLM Corporation	112	292	188	348
Preferred stock dividends	5	5	5	5

Net income attributable to SLM Corporation common stock	$107	$287	$183	$343

Basic earnings per common share attributable to SLM Corporation:
Continuing operations	$.21	$.59	$.39	$.75
Discontinued operations	—	—	—	—

Total	$.21	$.59	$.39	$.75

Diluted earnings per common share attributable to SLM Corporation:
Continuing operations	$.21	$.59	$.39	$.74
Discontinued operations	—	—	—	—

Total	$.21	$.59	$.39	$.74

	2011
(Dollars in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net interest income	$898	$868	$885	$879
Less: provisions for loan losses	303	291	409	292

Net interest income after provisions for loan losses	595	577	476	587
Gains (losses) on derivative and hedging activities, net	(242)	(510)	(480)	272
Other income	210	161	156	161
Operating expenses	280	247	261	217
Goodwill and acquired intangible assets amortization expense	5	5	5	5
Restructuring and other reorganization expenses	4	2	3	4
Income tax expense (benefit)	98	(10)	(47)	285

Net income (loss) from continuing operations	176	(16)	(70)	509
Income (loss) from discontinued operations, net of taxes	(1)	10	23	2

Net income (loss)	175	(6)	(47)	511
Preferred stock dividends	4	4	5	5

Net income (loss) attributable to SLM Corporation common stock	$171	$(10)	$(52)	$506

Basic earnings (loss) per common share attributable to SLM Corporation:
Continuing operations	$.32	$(.04)	$(.15)	$1.00
Discontinued operations	—	.02	.05	—

Total	$.32	$(.02)	$(.10)	$1.00

Diluted earnings (loss) per common share attributable to SLM Corporation:
Continuing operations	$.32	$(.04)	$(.15)	$.99
Discontinued operations	—	.02	.05	—

Total	$.32	$(.02)	$(.10)	$.99